Impairment Charges of Long-Lived Assets (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Impairment Charges of Long-Lived Assets
Number of years of operating losses used as a primary indicator of potential impairment	1 year	1 year
Impairment of long-lived assets	$ 1,267	7,864	8,594	13,820